TOML Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
TOML Acquisition
Schedule of net assets acquired as part of the TOML acquisition

Net assets acquired
Cash payments	$560
Common shares issued (9,005,595 common shares @ $3.11)	28,000
Transaction costs paid	47
Deferred acquisition costs	3,440
Total acquisition cost	$32,047
Allocated to:
Equipment	21
Exploration contracts (Note 11)	42,701
Deferred tax liability[1]	(10,675)
Net assets acquired	$32,047
1.	A deferred tax liability was recognized by the Company on the acquisition which related to differences between the book value and the tax basis of the TOML exploration contract.